Loans, Impaired Financing Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	$ 38,059,962	$ 36,743,773
Unpaid Contractual Principal Balance With An Allowance Recorded	8,908,093	16,526,228
Unpaid Contractual Principal Balance, Total	46,968,055	53,270,001
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	29,490,794	31,289,198
Impaired Balance With An Allowance Recorded	8,829,393	13,975,141
Impaired Balance, Total	38,320,187	45,264,339
Related Allowance [Abstract]
Related Allowance With An Allowance Recorded	1,051,114	2,299,450
Related Allowance, Total	1,051,114	2,299,450
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	29,505,144	24,208,769
Average Recorded Investment With An Allowance Recorded	10,722,024	22,112,224
Average Recorded Investment, Total	40,227,168	46,320,993
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	802,520	797,609
Interest Income Recognized With An Allowance Recorded	157,959	242,599
Interest Income Recognized, Total	960,479	1,040,208
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	859,046	801,632
Interest Income Collected With An Allowance Recorded	149,525	240,587
Interest Income Collected, Total	1,008,571	1,042,219
Commercial [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	310,447	305,272
Unpaid Contractual Principal Balance With An Allowance Recorded	96,580	1,452,798
Unpaid Contractual Principal Balance, Total	407,027	1,758,070
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	308,817	305,272
Impaired Balance With An Allowance Recorded	96,580	1,452,798
Impaired Balance, Total	405,397	1,758,070
Related Allowance [Abstract]
Related Allowance With An Allowance Recorded	96,580	433,714
Related Allowance, Total	96,580	433,714
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	679,267	216,057
Average Recorded Investment With An Allowance Recorded	419,464	1,689,125
Average Recorded Investment, Total	1,098,731	1,905,182
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	9,248	24,494
Interest Income Recognized With An Allowance Recorded	(299)	14,845
Interest Income Recognized, Total	8,949	39,339
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	17,973	25,193
Interest Income Collected With An Allowance Recorded	0	20,748
Interest Income Collected, Total	17,973	45,941
Agricultural [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	50,163	0
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	50,163	0
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	44,605	0
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	44,605	0
Related Allowance [Abstract]
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	50,959	9,803
Average Recorded Investment With An Allowance Recorded	0	0
Average Recorded Investment, Total	50,959	9,803
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	(6,029)	0
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	(6,029)	0
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	3,000	0
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	3,000	0
Commercial Construction [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	9,573,141	7,856,411
Unpaid Contractual Principal Balance With An Allowance Recorded	207,308	5,922,674
Unpaid Contractual Principal Balance, Total	9,780,449	13,779,085
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	3,463,502	4,750,157
Impaired Balance With An Allowance Recorded	136,369	3,471,587
Impaired Balance, Total	3,599,871	8,221,744
Related Allowance [Abstract]
Related Allowance With An Allowance Recorded	53,947	830,546
Related Allowance, Total	53,947	830,546
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	3,376,033	4,105,370
Average Recorded Investment With An Allowance Recorded	1,528,817	5,025,176
Average Recorded Investment, Total	4,904,850	9,130,546
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	13,111	34,908
Interest Income Recognized With An Allowance Recorded	375	(159)
Interest Income Recognized, Total	13,486	34,749
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	12,833	41,164
Interest Income Collected With An Allowance Recorded	375	0
Interest Income Collected, Total	13,208	41,164
Commercial Real Estate [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	17,129,876	20,120,403
Unpaid Contractual Principal Balance With An Allowance Recorded	6,135,238	5,874,473
Unpaid Contractual Principal Balance, Total	23,265,114	25,994,876
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	16,227,379	19,252,946
Impaired Balance With An Allowance Recorded	6,135,238	5,874,473
Impaired Balance, Total	22,362,617	25,127,419
Related Allowance [Abstract]
Related Allowance With An Allowance Recorded	456,941	423,685
Related Allowance, Total	456,941	423,685
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	18,350,015	13,198,988
Average Recorded Investment With An Allowance Recorded	6,415,086	11,072,314
Average Recorded Investment, Total	24,765,101	24,271,302
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	462,355	493,940
Interest Income Recognized With An Allowance Recorded	60,629	157,536
Interest Income Recognized, Total	522,984	651,476
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	474,936	503,392
Interest Income Collected With An Allowance Recorded	50,468	148,495
Interest Income Collected, Total	525,404	651,887
Residential Real Estate [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	9,136,987	7,836,718
Unpaid Contractual Principal Balance With An Allowance Recorded	2,072,919	1,949,301
Unpaid Contractual Principal Balance, Total	11,209,906	9,786,019
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	7,600,073	6,361,592
Impaired Balance With An Allowance Recorded	2,065,158	1,849,301
Impaired Balance, Total	9,665,231	8,210,893
Related Allowance [Abstract]
Related Allowance With An Allowance Recorded	414,684	526,005
Related Allowance, Total	414,684	526,005
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	5,690,573	4,564,666
Average Recorded Investment With An Allowance Recorded	1,829,102	3,661,706
Average Recorded Investment, Total	7,519,675	8,226,372
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	312,024	224,439
Interest Income Recognized With An Allowance Recorded	84,177	25,739
Interest Income Recognized, Total	396,201	250,178
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	306,859	209,330
Interest Income Collected With An Allowance Recorded	86,472	24,414
Interest Income Collected, Total	393,331	233,744
Farmland [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	1,450,759	302,629
Unpaid Contractual Principal Balance With An Allowance Recorded	396,048	1,326,982
Unpaid Contractual Principal Balance, Total	1,846,807	1,629,611
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	1,449,226	302,629
Impaired Balance With An Allowance Recorded	396,048	1,326,982
Impaired Balance, Total	1,845,274	1,629,611
Related Allowance [Abstract]
Related Allowance With An Allowance Recorded	28,962	85,500
Related Allowance, Total	28,962	85,500
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	949,003	1,858,654
Average Recorded Investment With An Allowance Recorded	529,555	663,903
Average Recorded Investment, Total	1,478,558	2,522,557
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	(8,518)	803
Interest Income Recognized With An Allowance Recorded	13,077	44,638
Interest Income Recognized, Total	4,559	45,441
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	17,273	869
Interest Income Collected With An Allowance Recorded	12,210	46,930
Interest Income Collected, Total	29,483	47,799
Consumer [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	201,695	313,194
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	201,695	313,194
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	201,695	307,456
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	201,695	307,456
Related Allowance [Abstract]
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	211,775	252,944
Average Recorded Investment With An Allowance Recorded	0	0
Average Recorded Investment, Total	211,775	252,944
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	14,455	18,469
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	14,455	18,469
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	15,495	21,109
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	15,495	21,109
Other [Member]
Unpaid Contractual Principal Balance [Abstract]
Unpaid Contractual Principal Balance With No Related Allowance Recorded	206,894	9,146
Unpaid Contractual Principal Balance With An Allowance Recorded	0	0
Unpaid Contractual Principal Balance, Total	206,894	9,146
Impaired Balance [Abstract]
Impaired Balance With No Related Allowance Recorded	195,497	9,146
Impaired Balance With An Allowance Recorded	0	0
Impaired Balance, Total	195,497	9,146
Related Allowance [Abstract]
Related Allowance With An Allowance Recorded	0	0
Related Allowance, Total	0	0
Average Recorded Investment [Abstract]
Average Recorded Investment With No Related Allowance Recorded	197,519	2,287
Average Recorded Investment With An Allowance Recorded	0	0
Average Recorded Investment, Total	197,519	2,287
Interest Income Recognized [Abstract]
Interest Income Recognized With No Related Allowance Recorded	5,874	556
Interest Income Recognized With An Allowance Recorded	0	0
Interest Income Recognized, Total	5,874	556
Interest Income Collected [Abstract]
Interest Income Collected With No Related Allowance Recorded	10,677	575
Interest Income Collected With An Allowance Recorded	0	0
Interest Income Collected, Total	$ 10,677	$ 575